As filed with the Securities and Exchange Commission on September 24, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2018

	Shares		Value
CLOSED-END FUNDS - 85.75%
Aberdeen Asia-Pacific Income Fund, Inc.	222,948		$958,676
Aberdeen Global Premier Properties Fund	18,313		114,090
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	96,367		1,239,280
Apollo Senior Floating Rate Fund, Inc.	11,012		176,632
BlackRock Corporate High Yield Fund, Inc.	8,500		90,015
BlackRock Credit Allocation Income Trust	63,091		767,187
BlackRock Debt Strategies Fund, Inc.	23,545		264,410
BlackRock Income Trust, Inc.	20,125		115,316
BlackRock MuniVest Fund, Inc.	65,897		579,894
BlackRock MuniYield Quality Fund III, Inc.	27,389		341,267
DoubleLine Opportunistic Credit Fund	7,574		158,372
Eaton Vance Short Duration Diversified Income Fund	7,689		99,573
Fiduciary/Claymore MLP Opportunity Fund	18,982		234,997
Flaherty & Crumrine Total Return Fund, Inc.	16,886		332,654
Invesco High Income 2023 Target Term Fund	5,275		52,434
Invesco Pennsylvania Value Municipal Income Trust	35,643		432,350
Invesco Value Municipal Income Trust	65,577		925,291
Kayne Anderson MLP Investment Company	23,820		451,627
Morgan Stanley China A Share Fund (a)	8,003		175,666
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	51,218		355,453
Nuveen AMT-Free Quality Municipal Income Fund	121,710		1,581,013
Nuveen California Quality Municipal Income Fund	44,529		593,126
Nuveen Energy MLP Total Return Fund	34,604		377,876
Nuveen Preferred Securities Income Fund	31,070		277,766
Nuveen Real Estate Income Fund	25,858		258,580
PGIM Global Short Duration High Yield Fund, Inc.	19,208		261,805
Pioneer High Income Trust	12,814		118,145
Pioneer Municipal High Income Advantage Trust	47,175		515,151
Pioneer Municipal High Income Trust	39,096		453,123
The Reaves Utility Income Fund	18,572		563,103
Tortoise MLP Fund, Inc.	11,170		175,369
Voya Global Equity Dividend and Premium Opportunity Fund	73,880		568,876
Western Asset Emerging Markets Debt Fund, Inc.	64,857		886,595
Western Asset Global Corporate Defined Opportunity Fund, Inc.	25,321		418,556
Western Asset Managed Municipals Fund, Inc.	33,002		417,475
Total Closed-End Funds
(Cost $15,777,330)			15,331,743

EXCHANGE TRADED FUNDS - 4.91%
Consumer Staples Select Sector SPDR Fund ETF	6,204		332,348
iShares Mortgage Real Estate ETF	12,122		545,127
Total Exchange Traded Funds
(Cost $869,872)			877,475
	Contracts	Notional Amount
PURCHASED OPTIONS - 0.08%
Purchased Call Options - 0.08%
Crude Oil Futures
Settlement: September 2018, Expiration Date: October 2018, Exercise Price: $76.50	6	$405,780	1,560
Settlement: November 2018, Expiration Date: December 2018, Exercise Price: $70.00	6	401,820	13,980
Total Purchased Call Options			15,540
Total Purchased Options
(Cost $10,049)			15,540
	Shares
SHORT-TERM INVESTMENTS - 8.78%
Fidelity Investments Money Market Government Portfolio - Class I, 1.78% (b)	1,570,433		1,570,433
Total Short-Term Investments
(Cost $1,570,433)			1,570,433
Total Investments
(Cost $18,227,684) - 99.52%			17,795,191
Other Assets in Excess of Liabilities - 0.48%			84,981
Total Net Assets - 100.00%			$17,880,172

ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of July 31, 2018.

Valuation of Investments

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values (“NAV”).

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

 Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$15,331,743	$-	$-	$15,331,743
Exchange Traded Funds	877,475	-	-	877,475
Purchased Call Options	-	15,540	-	15,540
Short-Term Investments	1,570,433	-	-	1,570,433
Total	$17,779,651	$15,540	$-	$17,795,191

Liabilities
Short Futures Contracts	$-	$1,963	$-	$1,963
Written Call Options	-	2,520	-	2,520
Total Investments	$-	$4,483	$-	$4,483

The Fund did not have any Level 3 investments during the period. It is the Fund's policy to record transfers at the end of the reporting period. For the period ended July 31, 2018, there were no transfers between levels.

Rareview Longevity Income Generation Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
July 31, 2018

WRITTEN OPTIONS	Contracts	Notional Amount	Value
Written Call Options
Crude Oil Future
Settlement: November 2018, Expiration Date: December 2018, Exercise Price: $80.00	6	$401,820	$2,520
Total Written Call Options			2,520
Total Written Options
(Premiums received $4,396)			$2,520

	Rareview Longevity Income Generation Fund
	SCHEDULE OF OPEN FUTURES CONTRACTS (UNAUDITED)
	July 31, 2018

		Number of			Unrealized
		Contracts			Appreciation
Expiration Date	Issue	Purchased	Notional Amount	Value*	(Depreciation)
SHORT FUTURES CONTRACTS
9/17/2018	Austrailian Dollar	(1)	$(74,390)	(43)	(43)
9/17/2018	British Pound	(1)	(82,187)	69	904
9/17/2018	Euro Foreign Exchange	(2)	(293,750)	338	(1,030)
9/17/2018	Mexican Peso	(7)	(186,250)	1,120	(437)
9/17/2018	South African Rand	(3)	(113,800)	(525)	(1,357)
				$959	$(1,963)
*Net value is variation margin receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolio Trust

By (Signature and Title  /s/ John Hedrick
John Hedrick, President

Date  9/13/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
 John Hedrick, President

Date  9/13/18

By (Signature and Title)* /s/ David Cox
                                                    David Cox, Treasurer

Date  9/17/18

* Print the name and title of each signing officer under his or her signature.